[LOGO OF AFL-CIO HOUSING INVESTMENT TRUST]











                                            SEMI-ANNUAL REPORT
                              AFL-CIO Housing Investment Trust
                                                 June 30, 2002

(Inside Front Cover)



HIT Highlights


                                                 At June 30, 2002
-----------------------------------------------------------------
Total net rate of return, one-year                    10.23%
Total gross rate of return, one-year                  10.65%
Net assets                                            $2.96 billion
Participant investment, year-to-date                  $117.5 million
Reinvestment of income, year-to-date                  $74.6 million
Multifamily financing commitments                     $146.5 million
Single family mortgages generated                     698
Number of participants                                409

REPORT TO PARTICIPANTS

The AFL-CIO Housing Investment Trust (HIT, or the Trust), with its double-digit returns for the 12 months ended June 30, 2002, has provided protection for its investors in a time of declining equity values and low performance of the corporate bond market. The Trust's portfolio produced returns well above its fixed-income industry benchmark, the Lehman Brothers Aggregate Bond Index. This performance highlighted the distinctive place the Trust occupies in the fixed-income market, with its emphasis on investments in mortgage-backed securities (MBS) with negotiated terms including favorable prepayment provisions. Growing assets and strong investment from participants helped make this a particularly successful period. Trust financing for multifamily housing in this six-month period reached a historic level. The Trust also assisted a record number of working families to obtain single family mortgages.


SURPASSING THE BENCHMARK

The Trust's total net assets grew by 8 percent since January 1, 2002, climbing to $2.96 billion as of June 30. New investments from participants during this period totaled $117.5 million, more than double the amount in the same period in 2001, while participants reinvested earnings at a 90 percent rate. At mid-year, the Trust had a total of 409 participants.

The Trust registered a net rate of return of 10.23 percent for the one-year ending June 30, with a gross rate of return of 10.65 percent compared to the Lehman Brothers Aggregate Bond Index's 8.63 percent. As the chart at upper right reflects, the Trust also outpaced the Lehman benchmark, on an annualized basis, for the three-year, five-year and ten-year periods ending June 30, 2002. The Trust's performance record also received recognition from Pension and Investments' Performance Evaluation Report (PIPER). In its commingled domestic broad market fixed income category, PIPER ranked the Trust third out of 52 funds for the one-year period ending June 30, 2002 and second out of 50 funds for the five-year period ending June 30, 2002. (The HIT's net annualized rates of return were 10.23 percent for this one-year period and
7.91 percent for this five-year period.) Additionally, in its commingled domestic overall fixed income category, PIPER ranked the Trust fifth out of 103 managers for the one-year period and sixth out of 95 managers for the five-year period.

[Bar Chart showing Total Rates of Return]


TOTAL RATES OF RETURN (%) (1)

                               1 Year     3 Years     5 Years      10 Years

Housing Investment Trust
 Gross Returns (2)             10.65       9.06        8.33          8.28
Housing Investment Trust
 Net Returns (3)               10.23       8.64        7.91          7.80
Lehman Brothers
 Aggregate Bond Index (4)       8.63       8.11        7.57          7.35

Returns for periods exceeding one year are annualized.

(1) The performance data shown here represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Marketing and Investor Relations Department. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

(2) Gross returns are calculated before the deduction of Trust expenses.

(3) Returns shown reflect the growth of an investment for the specified periods.
(4) The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio available for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.

[Line Graph showing Value of $50,000 Invested]


VALUE GROWTH OF $50,000 INVESTED


                    DOLLAR VALUE ($ THOUSANDS)
                  HIT    LEHMAN BROTHERS AGGREGATE
                               BOND INDEX
--------------------------------------------------------------
   Jun-92        50.00            50.00
   Jun-93        55.89            55.21
   Jun-94        55.16            54.94
   Jun-95        62.09            62.04
   Jun-96        65.20            65.95
   Jun-97        70.52            72.40
   Jun-98        77.95            80.00
   Jun-99        80.40            82.61
   Jun-00        84.07            86.38
   Jun-01        93.51            96.09
   Jun-02       101.58           105.92

The chart above shows the comparative value growth of $50,000 invested (minimum initial investment) in the Trust and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

MANAGING THE PORTFOLIO

The Trust provided important diversification benefits to its investors at a time of declining equity values during the first six months of 2002. Participants in the Trust were also largely shielded from the poor performance of corporate bonds, which underperformed most other fixed-income instruments during the period. The Trust's emphasis on credit quality and its ability to negotiate restrictions on prepayments in its multifamily MBS contributed to its favorable performance, as lower credit quality securities underperformed and interest rates declined. The Trust's special niche in the fixed-income market helped it produce, in the first six months of 2002, the highly competitive rates of return relative to the Lehman Brothers Aggregate Bond Index that are reflected in the "Total Rates of Return" table (page 1).


The following chart provides a profile of the Trust's holdings:


[Pie Chart of Trust's Portfolio Holdings]

PORTFOLIO DISTRIBUTION (%) *


Cash and Short-Term Investments                       1.8
Federal Agency Securities                             5.6
Construction and Permanent Mortgages                  1.0
State Housing Finance Agency Securities               1.5
Multifamily Construction Mortgage-backed Securities  20.5
Single Family Mortgage-backed Securities             31.7
Multifamily Permanent Mortgage-backed Securities     37.9

* Includes unfunded commitment amounts


EXPANDING INVESTMENTS IN HOUSING

New investment initiatives introduced over the past year helped the Trust increase its levels of financing commitments by providing access to additional sources of credit enhancement and expanding the pipeline of prospective investments. Through June 30, the Trust issued $146.5 million in multifamily commitments. HIT-sponsored single family mortgage programs produced $33.6 million in single family MBS purchases by the Trust in this period and generated $72.1 million in single family mortgages for union members and municipal employees.

MULTIFAMILY activity in 2002 got off to a strong start, with record six-month commitment levels for the Trust. The $146.5 million in new commitments issued during the period represent nine multifamily projects that will create 1,590 units of housing nationwide. This includes a $39.2 million investment, under the Trust's New York City Community Investment Initiative, that will preserve affordable housing for nearly 650 families in Brooklyn, New York.

At mid-year, there were 38 Trust projects in construction, representing over $1.1 billion in combined total development costs. These projects reflect a wide geographic diversity and are producing hundreds of union jobs in construction and related industries.

SINGLE family programs have created attractive investment opportunities for the Trust in single family MBS in 2002 while continuing to enhance homeownership opportunities for union members and municipal workers. Through June 30, 2002, the HIT invested over $25.6 million in Fannie Mae MBS backed by 131 loans that were produced through the Homeownership Opportunity Initiative
(HOI) with HomeStreet Bank - already surpassing 2001's annual investment of $23.9 million. During the same period, the HIT invested over $8 million in Fannie Mae securities produced through the Trust's newest initiative, HIT HOME, which generates mortgages through a partnership with Countrywide Home Loans.

Moreover, at mid-year, HIT's single family programs were setting new records for mortgages generated. HIT HOME had already exceeded 2001 mortgage numbers by over 46 percent as of June 30, enabling Countrywide to provide $46.5 million for 436 mortgage loans to union members. Through the Trust's partnership with HomeStreet Bank in the Pacific Northwest and Hawaii, 131 union and municipal employee homebuyers participated in the HOI program. The terms of the program allowed these homebuyers (and 125 additional union members homebuyers using other HomeStreet programs) to save an average of $700 each in closing costs. HOI was further enhanced with an award of $500,000 by the City of Seattle for down payment and buydown assistance, providing up to $10,000 in benefits to union families purchasing homes in Seattle.


LOOKING AHEAD

The concentration on investments in MBS has enabled the Trust to maintain its high level of performance in a period of economic uncertainty. The Trust believes that investments in mortgage-backed securities and Treasury and federal agency quality instruments will continue to perform favorably in this environment in comparison to other classes of investments. During the balance of the year, the Trust will strive to provide its investors the competitive returns and high degree of security they have received over the past decade.

2002 PARTICIPANTS MEETING

The 2002 Annual Meeting of Participants was held in Washington, D.C., on May 29, 2002. The following matters were put to a vote of Participants at the meeting through the solicitation of proxies:

Richard Ravitch was reelected to chair the Board of Trustees by a vote of 1,920,829.5341 for; 420.0781 against; 8,126.3002 abstentions; and 590,925.4546 votes not cast.

The following Trustees were not up for election because their terms continued after the date of the Annual Meeting: Alfred J. Fleischer, John J. Flynn, Frank Hurt, Martin Maddaloni, Jeremiah O'Connor, Terence M. O' Sullivan, Marlyn J. Spear, Tony Stanley, Edward C. Sullivan, John J. Sweeney, and Patricia Wiegert.

Participants considered and approved an amendment to the Trust's Declaration of Trust by a vote of 1,857,452.7607 for; 518.5955 against; 71,404.5562 abstentions and 590,925.4546 votes not cast, to remove the previous numerical limit on the number of Management Trustees with backgrounds as officers, directors or trustees of organizations connected with the housing, finance or real estate development industries or former or current elected or appointed government officials.

Ernst & Young, LLP was selected as the Trust's Public Accountants by a vote of 1,921,394.3984 for; 80.0307 against; 7,901.4833 abstentions; and 590,925.4546 votes not cast.

The table below summarizes votes pertaining to Trustees who were elected at the Annual Meeting.


Trustee (1)                    Votes              Votes             Votes
                                For              Against         Abstaining
----------------------------------------------------------------------------
Linda Chavez-Thompson     1,872,268.8113       49,430.1779       7,676.9232

Francis X. Hanley         1,872,768.8196       48,480.7926       8,126.3002

Andrew Stern              1,921,249.6122            0.0000       8,126.3002

Richard Trumka            1,873,218.1966       48,480.7926       7,676.9232

George Latimer            1,921,044.6523          204.9599       8,126.3002


(1) Votes not cast: 590,925.4546

                             FINANCIAL STATEMENTS

                                June 30, 2002
     ---------------------------------------------------------------------
     American Federation of Labor and Congress of Industrial Organizations
                            Housing Investment Trust
     ---------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Dollars in thousands, unless noted; unaudited)

------------------------------------------------------------------------------
--------
Assets           Investments, at fair value (amortized cost $2,827,987)
$2,960,434
                 Cash
 2,326
                 Accrued interest receivable
18,247
                 Receivables-investments sold
50,701
                 Accounts receivable
 1,907
                 Prepaid expenses and other assets
 3,145
------------------------------------------------------------------------------
---------
                 Total Assets
3,036,760
------------------------------------------------------------------------------
---------
Liabilities
                 Accounts payable and accrued expenses
 1,210
                 Payables-Investments purchased
70,388
                 Redemptions payable
 2,130
                 Refundable deposits
 1,583
                 Income distribution payable,
                     net dividends reinvested of $12,413
 1,327
------------------------------------------------------------------------------
---------
                 Total Liabilities
76,638
------------------------------------------------------------------------------
---------
                 Net assets applicable to participants' equity -
                 certificates of participation - authorized unlimited;
                 outstanding 2,634,638 units (note 5)                      $
2,960,122
------------------------------------------------------------------------------
---------
Net asset value per unit of participation (in dollars)                      $
1,123.54
------------------------------------------------------------------------------
---------

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
-----------------------------------------------------------------------
FHA Permanent Securities (14.0% of total portfolio)

                Interest     Maturity           Face      Amortized   Value
                  Rate         Date            Amount        Cost

------------------------------------------------------------------------------
Single family   7.75%      Jul-2021-Aug-2021     $366     $366       $366
                8.00%      Jul-202                408      408        408
               10.31%      Feb-2016                68       68         68
------------------------------------------------------------------------------
                                                  842      842        842
------------------------------------------------------------------------------
Multifamily     6.50%      May-2004             5,947    5,947      5,995
                6.66%      Apr-2040             5,933    5,942      6,097
                6.75%      Nov-2037-Jul-2040   10,204    9,942     10,570
                6.88%      Apr-2030            30,189   29,748     31,384
                7.00%      Jun-2039             6,210    6,282      6,501
                7.13%      Mar-2040             8,112    8,128      8,647
                7.17%      Feb-2040             4,869    4,874      5,146
                7.20%      Aug-2039-Sep-2039   11,510   11,523     12,145
                7.50%      Nov-2037             9,941    9,962      9,941
                7.55%      Aug-2012-Nov-2037    9,810    9,819      9,813
                7.63%      Dec-2027-Jun-2037   76,297   76,179     80,507
                7.70%      Oct-2039            12,400   12,322     13,391
                7.75%      Jan-2038-Oct-2038   11,520   11,537     12,211
                7.80%      Dec-2038            21,491   21,499     23,235
                7.85%      Sep-2037             2,573    2,573      2,708
                7.88%      Nov-2036-Jul-2038    9,318    9,328      9,959
                7.93%      Apr-20               2,950    2,950      3,328
                8.00%      Oct-2031-Jun-2038   12,151   12,078     12,699
                8.13%      Apr-2028-Aug-2037   18,756   18,766     19,810
                8.18%      Nov-203             36,242   36,004     37,985
                8.25%      Feb-2026-Nov-2036   30,861   30,880     32,075
                8.27%      Jul-2042             2,575    2,577      2,897
                8.40%      Apr-2012             1,065    1,065      1,069
                8.50%      Oct-2027             4,148    4,131      4,259
                8.75%      Jul-2036-Aug-2036   12,119   12,062     13,048
                8.80%      Oct-2032             5,529    5,529      5,571
                8.88%      May-2036             2,460    2,409      2,569
                9.25%      Jun-2036            19,925   19,930     20,635
                9.38%      Feb-2034             1,842    1,858      1,853
                9.50%      Jul-2027               369      374        414
               10.00%      Mar-2031             5,740    5,740      5,782
------------------------------------------------------------------------------
---
                                              393,056  391,958    412,244
------------------------------------------------------------------------------
---
Total FHA Permanent Securities                393,898  392,800    413,086
------------------------------------------------------------------------------
---
See accompanying notes to financial statements.

Schedule of Portfolio Investments
June 30, 2002 (Dollars in thousands; unaudited)
------------------------------------------------------------------------------
---

FHA Construction Securities (1.3% of total portfolio)

                 Interest Rates*        Maturity  Commitment   Face
Amortized  Value
                Permanent Construction    Date*    Amount     Amount     Cost

------------------------------------------------------------------------------
-------------------
Multifamily     6.70%     6.70%          Jun-2042    $6,150     $6,150
$6,154     $6,248
                7.05%     7.05%          Jan-2043     5,418      5,418
5,420      5,650
                7.20%     7.20%          Sep-2033     7,150      7,150
7,150      7,575
                7.33%     7.33%          Dec-2042    14,370     10,297
10,300     11,154
                7.50%     7.50% Mar-2032-May-2042     8,393      7,762
7,794      8,368
------------------------------------------------------------------------------
-------------------
Total FHA Construction Securities                    41,481     36,777
36,818     38,995
------------------------------------------------------------------------------
-------------------
*  Construction interest rates are the rates charged to the borrower during the construction
   phase of the project. The permanent interest rates are effective upon commencement of
   operations of a project, subject to the achievement of certain criteria.

** Permanent mortgage maturity date.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
------------------------------------------------------------------------------
-----------------

GINNIE MAE SECURITIES (26.2% OF TOTAL PORTFOLIO)
(including forward commitments)

                     Interest      Maturity      Commitment     Face
Amortized     Value
                       Rate           Date         Amount       Amount
Cost
------------------------------------------------------------------------------
-----------------
Single family        6.50%     Jul-2028-Mar-2032               $56,507
$57,641     $57,643
                     7.00%     Nov-2016-Jan-2030                87,484
89,231      91,203
                     7.50%     Apr-2013-Feb-2032               100,936
104,004     107,011
                     8.00%     Nov-2009-Dec-2031                52,736
54,413      56,137
                     8.50%     Nov-2009-Oct-2030                25,963
26,781      27,962
                     9.00%     May-2016-Jun-2025                 4,158
4,294       4,541
                     9.50%     May-2019-Sep-2030                 1,648
1,708       1,820
             10.00%-13.50%     Jul-2014-Jun-2019                    57
 57          66
------------------------------------------------------------------------------
-----------------
                                                               329,489
338,129     346,383
------------------------------------------------------------------------------
-----------------
Multifamily          5.16%     May-2015                          5,944
5,944       6,112
                     5.20%     Oct-2014                         20,785
21,131      21,426
                     5.88%     Nov-2011                         15,000
15,000      15,395
                     6.09%     Jun-2021                          5,000
5,000       5,221
                     6.11%     Nov-2021                            970
970       1,013
                     6.34%     Aug-2023                          3,464
3,464       3,592
                     6.38%     Jan-2025                         23,506
23,506      24,317
                     6.50%     Dec-2039                          3,552
3,552       3,717
                     6.56%     Jun-2037                         39,202
39,785      41,281
                     6.63%     Oct-2033                          6,596
6,383       6,931
                     6.67%     Sep-2040                          8,839
8,845       9,357
                     6.69%     Jun-2040                          5,577
5,568       5,906
                     6.75%     Jan-2039-Aug-2041                38,299
37,749      40,660
                     6.78%     May-2041                         27,961
27,966      29,779
                     6.98%     Apr-2041                         46,518
46,523      48,131
                     7.23%     Jun-2041                          8,141
7,868       8,929
                     7.38%     Jan-2030                         25,112
25,130      27,398
                     7.50%     Apr-2038-Jan-2041                43,903
43,574      48,105
                     7.50%     Apr-2044            23,300*           -
  -         932
                     7.80%     Jul-2039                         18,995
19,005      21,010
                     7.88%     Nov-2036                            889
889         957
                     8.15%     Nov-2025                          3,685
3,653       4,069
                     8.40%     Nov-2041                          8,710
8,672       8,883
                     8.50%     Mar-2027                         26,196
26,204      29,158
                     8.75%     Dec-2026                          4,220
4,220       4,256
                     9.00%     Jun-2030                          7,783
7,504       7,835
                    12.55%     Jun-2025                          5,972
5,931       6,105
------------------------------------------------------------------------------
-------------------
                                                   23,300      404,819
404,036     430,475
------------------------------------------------------------------------------
-------------------
Total Ginnie Mae Securities                        23,300      734,308
742,165     776,858
------------------------------------------------------------------------------
-------------------
*Forward commitment

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)

------------------------------------------------------------------------------
-------------------
GINNIE MAE CONSTRUCTION SECURITIES (8.8% OF TOTAL PORTFOLIO)

                Interest Rates*        Maturity    Commitment   Face
Amortized
             Permanent Construction      Date**      Amount    Amount
Cost     Value
------------------------------------------------------------------------------
-------------------
Multifamily   5.79%       8.75%          Aug-2043    $7,628    $1,778
$2,118     $1,730
              6.00%       6.00%          Dec-2042     3,952     1,192
1,137      1,146
              6.50%       6.50%          Jun-2043    21,099     3,772
3,754      4,407
              6.54%       6.54%          Dec-2004    13,620     3,976
4,536      4,550
              6.60%       6.60%          May-2043    17,793        29
(112)       933
              6.70%       6.70%          Jan-2044    55,528     8,783
8,727     10,280
              6.75%       6.75% Jun-2023-Jun-2043     3,899       246
133        379
              6.93%       7.13%          Mar-2044    33,136     6,135
6,146      7,687
              7.00%       7.00%          Jun-2043    66,552    30,300
30,306     34,640
              7.24%       7.24%          Dec-2042    51,242    29,284
29,287     31,192
              7.25%       7.25%          Jun-2042     4,211     3,804
3,842      4,133
              7.33%       7.33%          Dec-2042    11,893     1,800
1,705      2,758
              7.45%       7.45%          Jun-2042     9,700     8,176
8,179      9,167
              7.50%       7.63%          Jan-2042     8,126     7,348
7,354      8,158
              7.50%       7.88%          Jul-2042    25,150    22,736
22,743     25,212
              7.57%       7.57%          Nov-2041     2,565     2,237
2,240      2,484
              7.70%       7.70%          Mar-2042    50,584    48,172
47,343     53,980
              7.75%       7.25%          Feb-2031    51,706    34,182
33,927     39,838
              7.75%       7.75%          Jul-2042    30,808    28,131
27,524     31,759
               N/A        6.33%          Feb-2005    18,200     4,560
4,867      5,125
------------------------------------------------------------------------------
-------------------
Total Ginnie Mae Construction Securities            487,392   246,909
245,756    279,558
------------------------------------------------------------------------------
-------------------
*  Construction interest rates are the rates charged to the borrower during the construction
   phase of the project. The permanent interest rates are effective upon commencement of
   operations of a project, subject to the achievement of certain criteria.

** Permanent mortgage maturity date.

See accompanying notes to financial statements

                      >
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
------------------------------------------------------------------------------
------------
Fannie Mae Securities (32.3% of total portfolio)
(including forward commitments)

                      Interest   Maturity           Commitment   Face
Amortized   Value
                        Rate      Date                Amount    Amount    Cost

------------------------------------------------------------------------------
---------------
Single family           5.50%   Sep-2029-Mar-2032                $23,005  $
22,143  $ 22,255
                        6.00%   Jan-2006-Jul-2032                 90,942
91,571    92,075
                        6.50%   Mar-2013-Jun-2032                152,531
154,277   156,491
                        7.00%   Nov-2013-Jun-2032                165,643
169,165   171,960
                        7.50%   Jul-2004-Sep-2031                 45,048
45,652    47,324
                        8.00%   Jan-2007-May-2031                 15,040
15,337    15,894
                        8.50%   Nov-2009-Apr-2031                 11,236
11,470    12,002
                        9.00%   Jul-2009-May-2025                  3,365
3,427     3,588
                        9.50%   Aug-2004                             312
312       322
------------------------------------------------------------------------------
----------------
                                                                 507,122
513,354   521,911
------------------------------------------------------------------------------
----------------
Multifamily             4.67%   Feb-2012                          16,480
16,500    16,473
                        4.81%   May-2012                           8,093
8,103     8,091
                        4.88%   Sep-2011                          28,558
28,808    28,739
                        5.16%   Dec-2011                          38,947
39,099    39,624
                        5.84%   Aug-2010                           9,070
9,505     9,473
                        6.02%   Nov-2010                           2,735
2,735     2,878
                        6.25%   Dec-2013                           2,420
2,499     2,502
                        6.27%   Jan-2012                           2,241
2,308     2,308
                        6.30%   Dec-2015                             663
649       678
                        6.40%   Mar-2012              60,000*          -
 7     1,500
                        6.50%   Jun-2016                           3,607
3,613     3,777
                        6.52%   Jul-2008                           3,428
3,424     3,756
                        6.53%   May-2030                          11,920
11,971    12,504
                        6.63%   Apr-2019                           2,523
2,523     2,678
                        6.65%   Aug-2007                             722
732       766
                        6.75%   Mar-2010              22,000*          -
 -     1,729
                        6.80%   Jul-2016                           1,169
1,169     1,245
                        6.90%   Jun-2007                          20,334
21,039    21,896
                        6.96%   Aug-2007                           9,340
9,674     9,863
                        6.97%   Jun-2007                          10,540
10,544    10,656
                        7.01%   Apr-2031                           3,728
3,780     4,014
                        7.04%   Jul-2014                7,418**    7,418
7,431     7,876
                        7.07%   Feb-2031                          18,859
19,390    20,393
                        7.14%   Sep-2002                           2,884
2,880     2,910
                        7.15%   Oct-2009                             352
365       361
                        7.16%   Jan-2022                           8,606
8,906     9,318
                        7.18%   Aug-2016                             708
708       769
                        7.20%   Apr-2010-Aug-2029                 10,520
10,167    11,360
                        7.25%   Nov-2011-Jul-2012                  9,685
9,685    10,011
                        7.27%   Dec-2009                          18,471
18,592    19,309
                        7.29%   Jul-2003                           1,683
1,698     1,709
                        7.30%   May-2010-Aug-2006                 53,617
55,610    58,577
                        7.37%   Jan-2013                           1,709
1,743     1,831
                        7.38%   Jun-2014-Mar-2015      3,200*      2,558
2,578     2,775
                        7.48%   Oct-2006                          21,388
21,446    22,702
                        7.50%   Dec-2014                           2,441
2,450     2,671
                        7.71%   Feb-2010                           9,759
9,995    10,471
                        7.75%   Dec-2012-Dec-2024                  5,026
5,027     5,557
                        7.88%   Mar-2007                           2,760
2,790     2,813
                        8.00%   Nov-2019-May-2020                  6,667
6,645     6,994
                        8.13%   Sep-2012-Aug-2020                 10,814
10,783    11,623
                        8.38%   Jan-2022                           1,063
1,069     1,157
                        8.40%   Jul-2023                             572
582       658
                        8.50%   Sep-2006-Sep-2026                  2,214
2,214     2,387
                        8.63%   Sep-2028                           7,168
7,171     8,314
                        8.70%   Feb-2005                           4,462
4,564     4,634
                        9.13%   Sep-2015                           3,700
3,683     4,014
                        9.25%   Jun-2018                           4,954
4,940     5,480
------------------------------------------------------------------------------
-------------------
                                                       92,618    396,576
401,794   421,824
------------------------------------------------------------------------------
-------------------
Total Fannie Mae Securities                            92,618    903,698
915,148   943,735
------------------------------------------------------------------------------
-------------------

*   Forward commitments.

** During construction the investment is a participation in the construction loan which is secured by a letter of credit from the Federal Home Loan Bank of Des
Moines; the permanent
    financing will be a FNMA MBS for which the Trust has issued its commitment.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
------------------------------------------------------------------------------
-------------------

FREDDIE MAC SECURITIES (6.5% OF TOTAL PORTFOLIO)


              Interest      Maturity       Face      Amortized
                Rate          Date        Amount       Cost         Value
------------------------------------------------------------------------------
Single family  6.00%   Apr-2005-Apr-2029   $14,952    $14,982      $15,257
               6.50%   Dec-2006-Oct-2031    48,925     48,802        50,415
               7.00%   Jun-2004-Mar-2030    55,679     56,399        58,482
               7.50%   Nov-2003-Apr-2031    28,547     28,641        30,147
               8.00%   May-2008-Aug 2030    17,960     18,093        18,990
               8.25%   Nov-2022                 60         60            65
               8.50%   Jun-2010-Jan-2025     9,466      9,624        10,144
               9.00%   Sep-2010-Mar-2025     1,730      1,781         1,851
------------------------------------------------------------------------------
-
                                           177,319    178,382       185,351
------------------------------------------------------------------------------
-
Multifamily    8.00%   Feb-2009              6,060      6,067         6,083
------------------------------------------------------------------------------
-
                                             6,060      6,067         6,083
------------------------------------------------------------------------------
-
Total Freddie Mac Securities               183,379    184,449       191,434
------------------------------------------------------------------------------
-

------------------------------------------------------------------------------
-

FEDERAL AGENCY SECURITIES (6.3% OF TOTAL PORTFOLIO)

               Interest  Maturity     Face      Amortized
                 Rate      Date       Amount      Cost      Value
------------------------------------------------------------------------------
                3.00%     Jun-2004     $28,000   $27,975      $27,991
                3.50%     Sep-2004      10,000    10,329       10,844
                3.50%     Sep-2004      10,000    10,049       10,066
                4.50%     Dec-2005       5,000     5,000        5,084
                4.67%     Jun-2006       5,000     5,000        5,070
                5.25%     Apr-2007      10,000    10,365       10,369
                5.38%     May-2006      14,000    13,934       14,634
                5.42%     Apr-2007      10,000    10,000       10,228
                5.50%     Jul-2006      25,000    25,936       26,219
                6.01%     Dec-2005       6,000     6,100        6,407
                6.50%     Aug-2004      25,000    26,434       26,687
                6.88%     Jan-2005      30,000    32,072       32,531
------------------------------------------------------------------------------
-
Total Federal Agency Securities        178,000   183,194      186,130
------------------------------------------------------------------------------
-

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
----------------------------------------------------------------------------

State Housing Finance Agency Securities (1.7% of total portfolio)

              Interest Maturity        Face         Amortized
               Rates    Date          Amount         Cost       Value
----------------------------------------------------------------------------
Multifamily   7.63%   Oct-2009            $721       $721       $751
              7.70%   Jun-2006-Jun-2029 39,824     39,828     41,829
              8.00%   Jan-2026           4,685      4,677      4,989
              8.38%   Feb-2007             673        701        720
              8.63%   Jan-2013             425        429        443
              9.00%   Jan-2025             933        933        998
----------------------------------------------------------------------------
Total State Housing Finance
    Agency Securities                   47,261     47,289     49,730
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------

CONSTRUCTION AND PERMANENT MORTGAGES (0.8% OF TOTAL PORTFOLIO)


                Interest Rates*        Maturity    Commitment   Face
Amortized
             Permanent Construction      Date**      Amount    Amount
Cost     Value
------------------------------------------------------------------------------
-------------------
Multifamily   N/A         6.00%         Nov-2002    $27,315   $18,733
$18,570    $18,733
              8.13%       N/A           Aug-2005                  488
480        517
              8.63%       N/A           Jun-2025                1,372
1,372      1,489
              9.50%       N/A  Aug-2012-Apr-2024                2,055
2,058      2,281
------------------------------------------------------------------------------
-------------------
Total Construction and Permanent Mortgages           27,315    22,648
22,480     23,020
------------------------------------------------------------------------------
-------------------

------------------------------------------------------------------------------
-------------------
Total Long-Term Investments                                $2,746,878
$2,770,099 $2,902,546
------------------------------------------------------------------------------
-------------------
*  Construction interest rates are the rates charged to the borrower during the construction
   phase of the project. The permanent interest rates are effective upon commencement of
   operations of a project, subject to the achievement of certain criteria.

** Permanent mortgage maturity date.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2002 (Dollars in thousands; unaudited)
------------------------------------------------------------------------------
-------------------

Short-Term Investments (2.1% of total portfolio)

                                                 Maturity Interest Face
Amortized
                     Description                  Date    Rate    Amount
Cost     Value
------------------------------------------------------------------------------
-------------------
Repurchase Agreements Amalgamated Bank*         Aug-2002  1.75%   $2,000
$2,000     $2,000
------------------------------------------------------------------------------
-------------------
                                                                   2,000
2,000      2,000
------------------------------------------------------------------------------
-------------------

Commercial Paper      Harvard University        Jul-2002  1.77%    4,315
4,313      4,313
                      Clipper Receivable        Jul-2002  1.78%    5,000
5,000      5,000
                      Harvard University        Jul-2002  1.93%    5,000
5,000      5,000
                      George Washington
                          University            Jul-2002  1.95%   14,275
14,275     14,275
                      Cargill Incorporated      Jul-2002  1.96%   20,000
20,000     20,000
                      George Washington
                          University            Jul-2002  2.00%    7,000
7,000      7,000
------------------------------------------------------------------------------
-------------------
                                                                  55,590
55,588     55,588
------------------------------------------------------------------------------
-------------------
------------------------------------------------------------------------------
-------------------
Certificates of
   Deposit            Shore Bank-Chicago        Aug-2002  2.00%      100
100        100
                      Shore Bank-Cleveland      Jul-2002  1.86%      100
100        100
                      Shore Bank-Pacific        Nov-2002  2.65%      100
100        100
------------------------------------------------------------------------------
-------------------
                                                                     300
300        300
------------------------------------------------------------------------------
-------------------
Total Short-Term Investments                                      57,890
57,888     57,888
------------------------------------------------------------------------------
-------------------


------------------------------------------------------------------------------
-------------------
Total Investments                                             $2,804,768
$2,827,987 $2,960,434
------------------------------------------------------------------------------
-------------------
* This instrument was purchased in May 2002. The Trust will receive $2,008,630 upon maturity.
  The underlying collateral of the repurchase agreement is a FHLMC security with a market value
  of $2,159,516.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Dollars in thousands; unaudited)

------------------------------------------------------------------------------
-----------
Investment Income    FHA permanent securities
$15,408
                     FHA construction securities
1,656
                     Ginnie Mae securities (including forward commitments)
24,123
                     Ginnie Mae construction securities
8,258
                     Fannie Mae securities (including forward commitments)
29,407
                     Freddie Mac securities
7,499
                     Federal Agency Securities
3,206
                     United States Treasury Notes
  288
                     State Housing Finance Agency Securities
1,848
                     Construction and Permanent Mortgages
  497
                     Short-term investments
  623
                     Net premium amortization
(4,373)
------------------------------------------------------------------------------
------------
Total Income
88,440
------------------------------------------------------------------------------
------------

Expenses             Officer salaries and fringe benefits
  972
                     Other salaries and fringe benefits
2,484
                     Legal fees
  183
                     Consulting fees
  113
                     Auditing and tax and accounting fees
   88
                     Insurance
  105
                     Marketing and sales promotion
  291
                     Investment management
  160
                     Trustee expenses
   21
                     General expenses
1,124
------------------------------------------------------------------------------
------------
Total Expenses
5,541
------------------------------------------------------------------------------
------------
------------------------------------------------------------------------------
------------
Investment income-net
82,899
------------------------------------------------------------------------------
------------
Realized loss on investments
 (335)
Net change in unrealized appreciation on investments
64,535
------------------------------------------------------------------------------
------------
Realized and unrealized net gains on investments
64,200
------------------------------------------------------------------------------
------------
------------------------------------------------------------------------------
------------
Net increase in net assets resulting from operations
$147,099
------------------------------------------------------------------------------
------------
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Dollars in thousands; unaudited)

---------------------------------------------------------------------------
Increase In Net Assets
From Operations             Investment income-net              $   82,899
                            Realized loss on investments             (335)
                            Net change in unrealized
                             appreciation on investments           64,535
                            ------------------------------------------------
                            Net increase in net assets
                             resulting from operations            147,099
                            ------------------------------------------------
                            Distributions paid to participants
                              or reinvested from:
                                   Investment income-net          (82,899)


----------------------------------------------------------------------------

Increase In Net
Assets From Unit
Transactions                Proceeds from the sale of units
                              of participation                    117,458
                            Dividend reinvestment of
                              units of participation               74,576
                            Payments for redemption of units
                              of participation                    (47,594)
                            ------------------------------------------------
                             Net increase from unit
                               transactions                       144,440
                             -----------------------------------------------
                             Total increase in net assets         208,640
                             -----------------------------------------------
                             Net assets at beginning of period  2,751,482
                             -----------------------------------------------
                             Net assets at end of period       $2,960,122
----------------------------------------------------------------------------

Unit Information             Units Sold                           105,290
                             Distributions reinvested              67,172
                             Units redeemed                       (42,808)
                             -----------------------------------------------
                             Increase in units outstanding        129,654
----------------------------------------------------------------------------
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

INVESTMENT VALUATION

Investments are presented at fair market value. Fair market value determinations are summarized by specific category of investment as follows:

Long-term investments, consisting of mortgage-backed securities, agency securities, and insured construction and permanent mortgage securities are valued using published prices, dealer bids or discounted cash flow models using market-based discount and prepayment rates, developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities, value is determined based upon the total amount of the commitment for the term of the construction securities plus the permanent securities. For insured construction-only securities, the outstanding principal balance of the securities is used to approximate value, assuming no decline in credit quality. Other long-term investments such as agency securities and U.S. Treasury debt obligations are valued based on readily available market quotes.

Short-term investments, consisting of repurchase agreements, certificates of deposit and commercial paper that mature less than sixty days from the balance sheet date, are valued at amortized cost, which approximates value. Short-term investments maturing more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale. Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

The total cost of the portfolio of investments for federal income tax purposes approximates the cost of all investments for financial statement purposes.

DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that allows current participants to automatically reinvest their income distribution into Trust units of participation. Total reinvestment was 90 percent of distributable income for the six months ended June 30, 2002.

INVESTMENT INCOME

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of mortgage securities or mortgage-backed securities are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the mortgage securities or mortgage-backed security using the effective interest method. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

12B-1 PLAN OF DISTRIBUTION

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for expenses incurred in connection with the offer and sale of units and related service and distribution activities. For the year ended December 31, 2002, the Trust may pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis each fiscal year, whichever is greater.

RECEIVABLES-INVESTMENTS SOLD

Receivables-Investments Sold represents investments that were sold prior to June 30, 2002, which settled subsequent to June 30, 2002.

PAYABLES-INVESTMENTS PURCHASED

Payables-Investments Purchased represents investments that were purchased prior to June 30, 2002, which settled subsequent to June 30, 2002.

NOTE 2. TRANSACTIONS WITH AFFILIATES

During the six months ended June 30, 2002, the Trust provided certain personnel to the AFL-CIO Investment Trust Corporation (formerly known as the Building Investment Trust Corporation), a D.C. non-profit corporation, on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2002 amounted to approximately $869,000. During the six months ended June 30, 2002, the Trust was reimbursed for approximately $1.7 million of current and prior year costs. At June 30, 2002, approximately $648,000 is included within the accounts receivable in the accompanying financial statements for amounts outstanding.

NOTE 3. COMMITMENTS

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for insured construction securities, mortgage-backed securities or permanent mortgages. At June 30, 2002, the Trust had outstanding unfunded purchase commitments of approximately $359.1 million, of which approximately $245.2 million represented insured construction securities and approximately $113.9 million represented permanent mortgages and other investments. The Trust maintains a reserve, in the form of securities, no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2002, the value of the securities maintained for the reserve was approximately $1.9 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

Note 4. Investment Transactions

A summary of investment transactions (excluding short-term investments) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2002, follows:

Investment Transactions
(Dollars in thousands)

                      FHA            FHA          Ginnie       Ginnie Mae
Fannie
                      Permanent     Construction    Mae       Construction
Mae
                      Securities    Securities   Securities   Securities
Securities*
------------------------------------------------------------------------------
-------------------
Balance,
January 1, 2002          $403,451      $57,510      $561,603    $254,592
$823,640

Purchases and
insured construction
securities advances,
net of discounts           39,202       15,122       208,607      100,706
383,268

Change in discounts
and (premiums)              (244)           81         3,291          781
 2,082

Transfers                 (14,900)     (35,763)      141,845      (91,182)
     -


Principal reductions/
sales                     (34,709)        (132)     (173,181)     (19,141)
(293,842)
------------------------------------------------------------------------------
-------------------
Balance,
June 30, 2002            $392,800      $36,818      $742,165     $245,756
$915,148
------------------------------------------------------------------------------
-------------------

                                                           State
Construction
                   Freddie      Federal         US        Housing          and
                     Mac         Agency      Treasury  Finance Agency
Permanent
                    Securities  Securities    Notes       Securities
Mortgages
------------------------------------------------------------------------------
-------------------
Balance,
January 1, 2002     $263,092     $140,234      $65,362     $47,371      $3,991

Purchases and
insured construction
securities advances,
net of discounts      10,000      153,000       10,000         456      18,733

Change in discounts
and (premiums)          (884)         (40)      (2,862)        (20)
(149)

Transfers                  -            -            -           -           -

Principal reductions/
sales                (87,759)    (110,000)     (72,500)       (518)
(95)
------------------------------------------------------------------------------
-------------------
Balance,
June 30, 2002       $184,449     $183,194         -         $47,289
22,480
------------------------------------------------------------------------------
-------------------
*including forward commitments

Note 5. Participants' Equity (Dollars in thousands)

Participants' equity consisted of the following at June 30, 2002:
-----------------------------------------------------------------------------

  Amount invested and reinvested by current participants          $ 2,827,445
  Accumulated unrealized appreciation in the value of investments     132,447
  Accumulated undistributed investment income-net                         230
------------------------------------------------------------------------------
                                                                  $ 2,960,122
------------------------------------------------------------------------------

NOTE 6. RETIREMENT AND DEFERRED COMPENSATION PLANS

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 11 percent of employees' salaries for the six months ended June 30, 2002. The total Trust pension expense for the six months ended June 30, 2002 was approximately $295,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $2,500 of employee contributions. The Trust's 401(k) contribution for the six months ended June 30, 2002 was approximately $107,000.

NOTE 7. BANK SECURITIES

The Trust has a secured $12.5 million bank line of credit. A segregated account of Trust-owned securities serves as collateral for the line of credit. As of June 30, 2002, the account has a value of approximately $20.6 million. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. Borrowings under these agreements bear interest at LIBOR plus one-half percent. Both lines of credit mature on May 31, 2003. As of June 30, 2002, the Trust had no outstanding balance on either of these facilities. No compensating balances are required.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for the Six Months Ended June 30, 2002 and the Years Ended December 31, 2001, 2000, 1999 and 1998

                                             Six Months Ended
                                               June 30, 2002       2001
2000       1999       1998
------------------------------------------------------------------------------
--------------------------------
Per Share Data   Net Asset Value, Beginning
                 of Period                     $1,098.40          $1,085.42
$1,035.72   $1,114.08   $ 1,104.30

                 INCOME FROM OPERATIONS
                 Net Investment Income             32.77              70.86
 72.83       71.65        77.48
                 Net realized and unrealized gains
                   (losses) on investments         25.14              16.24
 49.70      (77.96)       11.15

------------------------------------------------------------------------------
---------------
                 Total From Investment Operations  57.91              87.10
122.53       (6.31)       88.63

------------------------------------------------------------------------------
---------------
                 LESS DISTRIBUTIONS
                 Distribution from investment
                  income- net                     (32.77)            (70.93)
(72.83)     (71.74)     (77.55)
                 Distribution from realized gain
                  on investments                       -              (3.19)
     -       (0.31)      (1.30)

------------------------------------------------------------------------------
----------------
                 Total Distributions              (32.77)            (74.12)
(72.83)     (72.05)     (78.85)
------------------------------------------------------------------------------
---------------------------------
Net Asset Value, End of Period                 $1,123.54          $1,098.40
$1,085.42   $1,035.72   $1,114.08
------------------------------------------------------------------------------
---------------------------------

Ratios           Ratio of expenses to average
                   net assets                       0.39% (1)         0.37%
  0.38%      0.39%        0.39%
                 Ratio of net investment income
                   to average net assets             5.9% (1)          6.4%
   6.9%       6.7%         6.8%
                 Portfolio turnover rate            57.6% (1)         40.9%
  25.9%      31.7%        39.5%

Number of outstanding units at end of period        2,634,638     2,504,984
2,282,511  2,075,197    1,816,185

Net Assets, End of Period                          $2,960,122    $2,751,482
$2,477,482 $2,149,327   $2,023,371

Total Return                                        10.99% (1)        8.21%
  12.31%    (0.57%)        8.28%

(1) Percents are annualized.

See accompanying notes to financial statements.



                     (Back Cover)


               AFL-CIO Housing Investment Trust
                    1717 K Street, NW
                       Suite 707
                    Washington, DC  20036
                     (202) 331-8055
                      www.aflcio-hit.com